Nationwide Life Insurance Company: • Nationwide VLI Separate Account - 4

Prospectus supplement dated May 3, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	“Appendix A: Sub-Account Information” is amended to reflect that the following underlying mutual funds do not assess (or reserve the right to assess) a short-term trading fee:

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class 2
Nationwide Variable Insurance Trust – NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class II
Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class V
Nationwide Variable Insurance Trust – NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class I
Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class I
Nationwide Variable Insurance Trust – NVIT Short Term Bond Fund: Class I
Nationwide Variable Insurance Trust – NVIT Real Estate Fund: Class I